Baird Strategic Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alaska
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 05/01/2020)	$100,000	$100,124
Total Alaska (Cost $99,288)		100,124	0.5%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	200,000	201,450
3.169%, 10/01/2025	150,000	148,435
4.750%, 10/01/2025 (2)	165,000	156,498
5.000%, 10/01/2030 (Callable 10/01/2026) (2)	105,000	95,307
Maricopa County Industrial Development Authority,
4.500%, 07/01/2025 (2)	125,000	120,820
Total Arizona (Cost $743,282)		722,510	3.8%

Arkansas
Henderson State University,
2.625%, 07/01/2022 (Callable 07/01/2020)	100,000	100,098
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	226,896
Total Arkansas (Cost $324,794)		326,994	1.7%

California
California Municipal Finance Authority,
5.000%, 08/01/2034 (Callable 08/01/2029)	100,000	102,771
County of Sacramento CA,
5.000%, 07/01/2039 (Callable 07/01/2028)	175,000	199,587
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (4)	200,000	213,978
Riverside County Redevelopment Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (4)	80,000	88,148
San Jacinto Unified School District,
3.125%, 09/01/2034 (Callable 09/01/2030)(Insured by BAM) (5)	200,000	201,368
State of California,
5.000%, 04/01/2036 (Callable 04/01/2029)	325,000	407,553
University of California,
5.000%, 05/15/2042 (Callable 05/15/2027)	275,000	328,317
Visalia Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2023)	150,000	80,597
Total California (Cost $1,583,142)		1,622,319	8.5%

Colorado
Vauxmont Metropolitan District,
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	154,586
Total Colorado (Cost $151,790)		154,586	0.8%

District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	150,769
Total District of Columbia (Cost $150,000)		150,769	0.8%

Florida
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	110,100
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	200,000	221,162
Miami Health Facilities Authority,
5.000%, 07/01/2021	50,000	49,515
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	333,045
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	300,000	311,916
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	70,000	68,688
Total Florida (Cost $1,108,694)		1,094,426	5.7%

Georgia
Main Street Natural Gas, Inc.,
5.000%, 05/15/2024	65,000	69,406
Total Georgia (Cost $68,326)		69,406	0.4%

Illinois
Chicago Park District,
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	53,746
City of Chicago IL:
4.000%, 11/01/2021	80,000	83,035
5.000%, 11/01/2023	125,000	138,399
Cook County Township High School District No. 201,
0.000%, 12/01/2020 (Insured by AMBAC)	100,000	98,798
Illinois Finance Authority,
4.000%, 11/01/2030	100,000	114,890
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	156,522
Madison-Macoupin Etc. Counties Community College District No. 536,
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	200,000	224,520
Metropolitan Pier & Exposition Authority,
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	85,000	85,755
State of Illinois:
5.000%, 04/01/2020	25,000	25,000
5.000%, 02/01/2024	100,000	104,260
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (2)	200,000	187,958
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	147,455
Will County Community High School District No. 210,
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	167,241
Total Illinois (Cost $1,605,522)		1,587,579	8.3%

Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	165,527
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	254,335
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	173,181
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	150,000	152,787
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	352,940
Total Indiana (Cost $1,075,245)		1,098,770	5.8%

Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	205,166
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	250,000	251,080
Total Iowa (Cost $449,521)		456,246	2.4%

Kansas
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	153,714
Total Kansas (Cost $153,737)		153,714	0.8%

Kentucky
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2025 (Insured by NATL)	35,000	30,854
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	115,000	128,620
Kentucky Public Energy Authority,
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	145,000	150,997
Total Kentucky (Cost $318,049)		310,471	1.6%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/01/2020)	100,000	100,194
Total Louisiana (Cost $100,000)		100,194	0.5%

Michigan
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	141,016
University of Michigan,
5.000%, 04/01/2036 (Callable 04/01/2026)	350,000	411,572
Total Michigan (Cost $543,021)		552,588	2.9%

Missouri
County of Platte MO,
3.000%, 03/01/2021	50,000	50,049
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 09/01/2027	150,000	177,061
5.000%, 06/01/2031 (Callable 12/01/2028)	150,000	184,086
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	96,016
St. Louis Land Clearance for Redevelopment Authority,
0.000%, 10/01/2035 (Callable 10/01/2029) (4)	325,000	298,028
Total Missouri (Cost $823,929)		805,240	4.2%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	48,220
Village of Boys Town NE,
3.000%, 09/01/2028	125,000	136,708
Total Nebraska (Cost $172,892)		184,928	1.0%

Nevada
City of Las Vegas NV Special Improvement District No. 814,
3.000%, 06/01/2021	100,000	99,297
Total Nevada (Cost $100,800)		99,297	0.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (2)	140,000	146,574
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	207,570
New Jersey Transportation Trust Fund Authority,
4.000%, 12/15/2031 (Callable 12/15/2028)	250,000	255,265
South Jersey Port Corp.,
5.000%, 01/01/2025	150,000	161,019
Total New Jersey (Cost $758,327)		770,428	4.0%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	50,000	48,913
New Mexico Institute of Mining & Technology,
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by AGM)	105,000	123,031
Total New Mexico (Cost $173,520)		171,944	0.9%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	177,510
New York State Dormitory Authority,
5.000%, 07/01/2031 (Callable 07/01/2026)	80,000	94,268
New York State Environmental Facilities Corp.,
5.000%, 06/15/2031 (Callable 06/15/2027)	110,000	135,626
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	165,000	177,594
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	300,000	314,484
Town of Ramapo NY,
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	100,044
Total New York (Cost $1,011,699)		999,526	5.2%

North Carolina
Buncombe County Metropolitan Sewerage District,
5.000%, 07/01/2032 (Callable 07/01/2027)	300,000	372,960
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	150,000	154,968
Total North Carolina (Cost $547,415)		527,928	2.8%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	168,805
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	200,000	193,724
County of Mercer ND,
2.000%, 05/01/2022	125,000	126,522
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	200,000	212,816
Total North Dakota (Cost $707,090)		701,867	3.7%

Ohio
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	110,000	119,846
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	146,616
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	150,000	147,217
Total Ohio (Cost $424,329)		413,679	2.2%

Oklahoma
Oklahoma Development Finance Authority,
1.625%, 07/06/2023 (Callable 06/30/2022)	300,000	289,761
Oklahoma Turnpike Authority,
5.000%, 01/01/2036 (Callable 01/01/2027)	200,000	233,134
Tulsa Industrial Authority,
5.000%, 10/01/2022	165,000	174,103
Total Oklahoma (Cost $705,638)		696,998	3.7%

Oregon
Clackamas Community College District,
0.000%, 06/15/2038 (Callable 06/15/2027) (4)	125,000	148,684
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	90,000	93,766
3.600%, 07/01/2034 (Callable 07/01/2024)	125,000	130,099
Total Oregon (Cost $371,424)		372,549	2.0%

Pennsylvania
Berks County Municipal Authority,
5.000%, 02/01/2040 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025) (1)	110,000	122,037
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	175,000	176,316
Montgomery County Industrial Development Authority,
4.000%, 12/01/2020	150,000	150,531
Total Pennsylvania (Cost $444,560)		448,884	2.4%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	210,000	224,412
South Carolina Jobs-Economic Development Authority,
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	140,542
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	200,000	211,824
Total South Carolina (Cost $585,185)		576,778	3.0%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	258,555
Total South Dakota (Cost $268,883)		258,555	1.4%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
4.000%, 08/01/2044 (Callable 08/01/2029)	200,000	199,444
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	225,000	252,808
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	150,000	149,410
Tennessee Housing Development Agency,
4.500%, 07/01/2049 (Callable 01/01/2028)	60,000	65,678
Total Tennessee (Cost $649,225)		667,340	3.5%

Texas
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	150,000	136,107
County of Winkler TX,
2.000%, 02/15/2025	125,000	118,876
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	103,523
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	160,000	176,213
Total Texas (Cost $552,766)		534,719	2.8%

Utah
Salt Lake City Corp.,
5.000%, 07/01/2031 (Callable 07/01/2027)	300,000	353,817
Utah Charter School Finance Authority,
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	170,650
Total Utah (Cost $528,179)		524,467	2.8%

Virginia
Hampton Roads Sanitation District,
5.000%, 10/01/2030 (Callable 10/01/2027)	75,000	94,423
Total Virginia (Cost $85,007)		94,423	0.5%

Washington
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	103,455
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2022	250,000	263,015
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	139,054
Total Washington (Cost $506,697)		505,524	2.7%

Wisconsin
City of Tomahawk WI,
3.000%, 04/01/2024 (Callable 05/01/2020)	185,000	185,080
Palmyra-Eagle Area School District:
2.550%, 03/01/2021	250,000	249,587
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	93,209
Public Finance Authority:
2.650%, 07/01/2024 (Insured by AGM)	200,000	203,122
5.000%, 10/01/2024 (2)	100,000	109,069
West Allis West Milwaukee School District,
3.000%, 04/01/2024	100,000	99,503
Wisconsin Health & Educational Facilities Authority:
2.700%, 05/01/2021	100,000	98,079
5.000%, 09/15/2028 (Callable 09/15/2023)	20,000	20,310
Total Wisconsin (Cost $1,056,132)		1,057,959	5.6%
Total Municipal Bonds (Cost $18,948,108)		18,913,729	99.4%
Total Long-Term Investments (Cost $18,948,108)		18,913,729	99.4%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (3)	252,402	252,402
Total Short-Term Investment (Cost $252,402)		252,402	1.3%
Total Investments (Cost $19,200,510)		19,166,131	100.7%
Liabilities in Excess of Other Assets		(132,889)	(0.7)%
TOTAL NET ASSETS		$19,033,242	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2020.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2020, the value of these securities total $816,226, which represents 4.29% of total net assets.

(3)	Seven-day yield.
(4)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(5)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$18,913,729	$–	$18,913,729
Total Long-Term Investments	–	18,913,729	–	18,913,729
Short-Term Investment
Money Market Mutual Fund	252,402	–	–	252,402
Total Short-Term Investment	252,402	–	–	252,402
Total Investments	$252,402	$18,913,729	$–	$19,166,131

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.